MATERIAL ACCOUNTING POLICIES - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2024
Buildings and building improvements | Minimum
MATERIAL ACCOUNTING POLICIES
Useful lives of property, plant and equipment	10 years
Buildings and building improvements | Maximum
MATERIAL ACCOUNTING POLICIES
Useful lives of property, plant and equipment	50 years
Technical equipment and machinery | Minimum
MATERIAL ACCOUNTING POLICIES
Useful lives of property, plant and equipment	2 years
Technical equipment and machinery | Maximum
MATERIAL ACCOUNTING POLICIES
Useful lives of property, plant and equipment	21 years
Office and other equipment | Minimum
MATERIAL ACCOUNTING POLICIES
Useful lives of property, plant and equipment	3 years
Office and other equipment | Maximum
MATERIAL ACCOUNTING POLICIES
Useful lives of property, plant and equipment	13 years